Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Equity Income Fund - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
Class A - DQIAX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Sales Charge - 5.75%
Account Value	$ 25,949	$ 25,949	$ 25,949	$ 19,780	$ 20,260	$ 18,984	$ 13,439	$ 13,298	$ 13,760	$ 11,950	$ 10,375	$ 10,218	$ 9,425
Average Annual Return, Percent	23.63%	12.96%	10.01%
Class A - DQIAX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Sales Charge
Average Annual Return, Percent	31.19%	14.31%	10.66%
Class C - DQICX
Account Value [Line Items]
Line Graph and Table Measure Name	with Maximum Deferred Sales Charge - 1.00%
Account Value	$ 25,546	$ 25,546	$ 25,546	19,616	20,241	19,115	13,637	13,588	14,169	12,401	10,845	10,759	10,000
Average Annual Return, Percent	29.23% [1]	13.45%	9.83%
Class C - DQICX | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	without Deferred Sales Charge
Average Annual Return, Percent	30.23%	13.45%	9.83%
Class I - DQIRX
Account Value [Line Items]
Line Graph and Table Measure Name	Class I Shares
Account Value	$ 28,225	$ 28,225	$ 28,225	21,462	21,927	20,498	14,473	14,284	14,744	12,775	11,056	10,861	10,000
Average Annual Return, Percent	31.51%	14.59%	10.93%
Class Y - DQIYX
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y Shares
Account Value	$ 2,842,449	$ 2,842,449	$ 2,842,449	2,160,244	2,206,357	2,062,594	1,456,017	1,436,056	1,479,555	1,281,111	1,105,073	1,085,000	1,000,000
Average Annual Return, Percent	31.58%	14.63%	11.01%
S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,006	$ 33,006	$ 33,006	$ 25,752	$ 25,019	$ 25,094	$ 17,885	$ 15,851	$ 15,274	$ 13,354	$ 11,370	$ 11,179	$ 10,000
Average Annual Return, Percent	28.17%	15.80%	12.68%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.